Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2024
Financial Instruments [Abstract]
Schedule of Financial Assets (Liabilities) Measured at Fair Value	Financial assets (liabilities) measured at fair value
	Level 1	Level 2	Level 3
	U.S Dollars in thousands
March 31, 2024
Derivatives instruments	$-	$11	$-
Contingent consideration	$-	$-	$(19,453)

March 31, 2023
Derivatives instruments	-	$(91)	$-
Contingent consideration	$-	$-	$(24,115)

December 31, 2023
Derivatives instruments	$-	$149	$-
Contingent consideration	$-	$-	$(21,855)